Jun. 07, 2019
PACE® Small/Medium Co Growth Equity Investments
PACE® Small/Medium Co Growth Equity Investments

PACE® Select Advisors Trust

June 7, 2019

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2018, as supplemented.

Includes:

–  PACE® Small/Medium Co Growth Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment advisory arrangements for PACE Small/Medium Co Growth Equity Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust"). Timpani Capital Management LLC ("Timpani") had been a subadvisor to the fund since 2013. Timpani entered into a transaction (the "Timpani Transaction") that provided for the sale of all outstanding equity interests in Timpani to Calamos Advisors LLC ("Calamos") on May 31, 2019. Subsequent to the closing of the Timpani Transaction, Calamos now owns 100% of the equity interests in Timpani and the Timpani investment team will operate under the Calamos name.

In connection with the Timpani Transaction, and at the recommendation of UBS Asset Management (Americas) Inc., the fund's manager, the Board of Trustees of the fund recently approved a new sub-advisory agreement with Calamos. Accordingly, effective as of the close of business on May 31, 2019, Calamos began managing an allocated portion of the fund. The terms of the new sub-advisory agreement with Calamos are substantially identical to those of the former sub-advisory agreement with Timpani. No material changes are expected to occur with respect to the management of Calamos' (formerly Timpani's) allocated portion of the fund.

All references to "Timpani Capital Management LLC" and "Timpani" in the Prospectuses and SAI are hereby replaced with references to "Calamos Advisors LLC" and "Calamos", respectively. In addition, all biographical information relating to the relevant portfolio manager of the fund in the Prospectuses is updated to reflect his employment with Calamos.

The section captioned "PACE Small/Medium Co Growth Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 50 of the Multi-Class Prospectus and page 50 of the Class P Prospectus is revised by replacing the penultimate sentence of the first paragraph of that section in its entirety with the following:

An entity that was acquired by Calamos Advisors LLC ("Calamos") on May 31, 2019 assumed day-to-day management of a separate portion of the fund's assets on November 25, 2013. Calamos assumed day-to-day management of a separate portion of the fund's assets on May 31, 2019. Jacobs Levy Equity Management, Inc. ("Jacobs Levy") assumed day-to-day management of a separate portion of the fund's assets on January 10, 2019.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.